Summary of Significant Accounting Policies - Future Amortization Expense (Detail)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2017	$ 99,343
2018	99,343
2019	99,343
2020	90,283
2021	72,165
2022 and thereafter	356,988
Total	817,465
Patents And Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
2017	73,370
2018	73,370
2019	73,370
2020	64,310
2021	46,192
2022 and thereafter	261,754
Total	592,366
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
2017	25,973
2018	25,973
2019	25,973
2020	25,973
2021	25,973
2022 and thereafter	95,234
Total	$ 225,099